Income tax (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2020, 2019 and 2018 are:

Recognised in profit or loss from continuing operations	2020	2019*	2018*
Current income tax
Current income tax charge	(2,118)	(2,921)	(2,433)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	2,167	(2,718)	(3,046)
Deferred tax
Relating to origination and reversal of temporary differences	(2,577)	(2,274)	2,826

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(2,528)	(7,913)	(2,653)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

Schedule of Reconciliation Related to Income Tax Expense
The reconciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling
interest, to the income tax expense reported in the consolidated financial statements is as follows:

	Notes	2020	2019*	2018*
(Loss)/profit before tax from continuing operations		(37,625)	18,988	23,550
Loss before tax from discontinued operations	25	(3,953)	(6,716)	(7,333)

Accounting (loss)/profit before tax		(41,578)	12,272	16,217

Income tax benefit (expense) at statutory income tax rate of 20%		8,316	(2,454)	(3,243)
Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position		2,167	(2,718)	(2,962)
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses		(9,728)	(1,277)	4,008
Non-deductible expenses for tax purposes		(1,443)	(948)	(3,512)
Impairment of goodwill		(665)	(628)	(476)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements		(16)	—	3,460
Effect of different tax rates		(1,172)	155	(12)

Change in tax rate		(5)	(117)	56

At the effective income tax rate of (6.1)% (65.1% in 2019, 16.5% in 2018) income tax expense		(2,546)	(7,987)	(2,681)

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income from continuing operations		(2,528)	(7,913)	(2,653)
Income tax attributable to a discontinued operation	25	(18)	(74)	(28)

Total income tax expense		(2,546)	(7,987)	(2,681)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

Schedule of Deferred Tax Assets and Liabilities
The amounts reported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2020	Tax (expense) benefit during the period recognised in profit or loss	Disposals of subsidiaries	Other	December 31, 2020
Deferred tax assets
Property, plant, equipment and right-of-use assets	686	(291)	—	3	398
Rehabilitation provision	1,068	71	(188)	—	951
Inventories	1,679	(41)	(13)	5	1,630
Trade and other receivables	519	(268)	—	—	251
Loans and borrowings	360	(342)	—	—	18
Lease liabilities	2,577	(881)	(181)	18	1,533
Other financial liabilities	—	412	—	—	412
Trade and other payables and other liabilities	529	426	(12)	1	944
Net operating loss carry-forwards	10,403	(2,345)	(2,723)	20	5,355
Other	111	133	(11)	132	365

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(17,805)	625	7,371	(100)	(9,909)
Mineral licenses	(6,141)	181	2,318	—	(3,642)
Inventories	(989)	42	—	(5)	(952)
Trade and other receivables	(774)	189	—	(6)	(591)
Loans and borrowings	(2,073)	(572)	—	—	(2,645)
Trade and other payables and other liabilities	(379)	87	6	(44)	(330)

Deferred tax assets (liabilities), net	(10,229)	(2,574)	6,567	24	(6,212)

	January 1, 2019	Adjustment on initial application of IFRS 16	January 1, 2019 adjusted for the effect of IFRS 16	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2019
Deferred tax assets
Property, plant, equipment and right-of-use assets	386	(86)	300	386	—	686
Rehabilitation provision	773	—	773	295	—	1,068
Inventories	1,716	—	1,716	(36)	(1)	1,679
Trade and other receivables	790	—	790	(269)	(2)	519
Loans and borrowings	320	—	320	40	—	360
Lease liabilities	843	651	1,494	1,087	(4)	2,577
Trade and other payables and other liabilities	869	—	869	(340)	—	529
Net operating loss carry-forwards	13,623	—	13,623	(3,210)	(10)	10,403
Other	74	—	74	40	(3)	111

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(15,468)	(537)	(16,005)	(1,830)	30	(17,805)
Mineral licenses	(6,376)	—	(6,376)	235	—	(6,141)
Inventories	(834)	—	(834)	(160)	5	(989)
Trade and other receivables	(499)	—	(499)	(280)	5	(774)
Loans and borrowings	(3,898)	—	(3,898)	1,825	—	(2,073)
Trade and other payables and other liabilities	(337)	—	(337)	(71)	29	(379)

Deferred tax assets (liabilities), net	(8,018)	28	(7,990)	(2,288)	49	(10,229)

	January 1, 2018	Adjustment on initial application of IFRS 9	January 1, 2018 adjusted for the effect of IFRS 9	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2018
Deferred tax assets
Property, plant and equipment	759	—	759	(373)	—	386
Rehabilitation provision	802	—	802	(29)	—	773
Inventories	179	—	179	1,537	—	1,716
Trade and other receivables	735	—	735	52	3	790
Loans and borrowings	313	822	1,135	(815)	—	320
Lease liabilities	983	—	983	(141)	1	843
Trade and other payables and other liabilities	656	—	656	213	—	869
Net operating loss carry-forwards	7,972	—	7,972	5,646	5	13,623
Other	86	—	86	(15)	3	74

Deferred tax liabilities
Property, plant and equipment	(15,869)	—	(15,869)	429	(28)	(15,468)
Mineral licenses	(6,652)		(6,652)	276	—	(6,376)
Inventories	(801)	—	(801)	(28)	(5)	(834)
Trade and other receivables	(330)	—	(330)	(160)	(9)	(499)
Loans and borrowings	(112)	50	(62)	(3,835)	(1)	(3,898)
Trade and other payables and other liabilities	(119)	—	(119)	(161)	(57)	(337)

Deferred tax assets (liabilities), net	(11,398)	872	(10,526)	2,596	(88)	(8,018)

Schedule of Deferred Tax Assets and Liabilities Recognized
Recognised in the consolidated statement of financial position:

	December 31, 2020	December 31, 2019
Deferred tax assets	561	3,648
Deferred tax liabilities	(6,773)	(13,877)

Deferred tax liabilities, net	(6,212)	(10,229)

Schedule of Deferred Tax Expense Income Recognition
Reconciliation of deferred tax (expense) benefit during the period recognised in profit or loss is provided below:

Deferred tax (expense) benefit during the period	2020	2019	2018
Tax (expense) benefit attributable to continuing operation	(2,577)	(2,274)	2,826
Tax (expense) benefit attributable to discontinued operation	3	(14)	(230)

Tax (expense) benefit during the period recognised in profit or loss	(2,574)	(2,288)	2,596